Investments in subsidiaries (Detail information of equity interests held) (Detail)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Huaqing Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[1]	54.00%
Huaqing Energy [member] | Liangjiang Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company		60.00%
Beijing Cogeneration [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[2]	41.00%
Percentage of voting rights acquired through supplemental agreements		25.00%
Proportion of ownership interests held by non-controlling interests		59.00%	59.00%
Chaohu Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[3]	60.00%
Proportion of ownership interests held by non-controlling interests		10.00%
Zhanhua Photovoltaic Company [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[4],[5]	46.40%
Zhanhua Photovoltaic Company [member] | Zhanhua New Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company		58.00%
Ruyi Coal Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[4]	40.00%
Ruyi Coal Power [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company		50.00%
Shandong Fuel Company [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[4]	76.55%
Shandong Fuel Company [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest directly held by the Company		58.00%
Percentage of interest indirectly held by the Company		37.68%
Shandong Maintenance Company [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[4]	76.55%
Shandong Maintenance Company [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest directly held by the Company		58.00%
Percentage of interest indirectly held by the Company		37.68%
Rizhao Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[4]	88.80%
Percentage of interest directly held by the Company		44.00%
Rizhao Power [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interest directly held by the Company		56.00%
Jinling CCGT [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[6]	51.00%
Proportion of ownership interests held by non-controlling interests		21.00%
Shanxi Xiaoyi Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interest held by the Company	[7]	51.00%
Proportion of ownership interests held by non-controlling interests		49.00%

[1]	The Company holds 90% interest in Liangjiang Power, and Liangjiang Power holds 60% interest in Huaqing Energy. Therefore, the company indirectly holds 54% equity interest in Huaqing Energy.
[2]	Pursuant to an agreement entered into between the Company and another shareholder, the Company is entrusted to vote the 25% voting rights held by the other shareholder as long as the Company remains as the largest shareholder of Beijing Co-generation. Thus, the Company has majority voting rights required by the article of association to control the operation and financial policies of Beijing Co-generation. Accordingly, the Company has control over Beijing Co-generation.
[3]	According to the voting in concert agreement entered into between the Company and one shareholder with 10% equity interests in Chaohu Power, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Chaohu Power.
[4]	These companies are subsidiaries of Shandong Power. The Company holds 80% interest in Shandong Power. Thus, the Company indirectly holds 80% interest in these companies through their parent company. Zhanhua Photovoltaic Company is a newly established subsidiary of Shandong Power in 2017. Zhanhua New Energy, a wholly-owned subsidiary of Shandong Power, holds 58% equity interests in Zhanhua Photovoltaic Company. Thus, the Company indirectly holds 46.4% equity interests in Zhanhua Photovoltaic Company. Weishan New Energy and Helan New Energy are wholly-owned subsidiaries of Ruyi Coal Power, a 50% owned subsidiary of Shandong Power. As a result, the Company indirectly holds 40% interest in Weishan New Energy and Helan New Energy. Shandong Power directly holds 58% interest in Shandong Fuel Company and Shandong Maintenance Company; meanwhile, Shandong Power indirectly holds a total of 37.68% equity interests in Shandong Fuel Company and Shandong Maintenance Company respectively through its own subsidiaries: Baiyanghe Power, Huangtai Power, Yantai Power, Linyi Power, Liaocheng Co-generation and Yunhe Power. Thus, the Company indirectly holds 76.55% interest in Shandong Maintenance Company and Shandong Fuel Company respectively. The Company directly holds 44% equity interests in Rizhao Power and Shandong Power directly holds 56% interest in Rizhao Power; Thus, the Company holds 88.8% interest in Rizhao Power; Jiaxiang Power, Qufu Co-generation, Jining Co-generation are wholly-owned subsidiaries of Ruyi Coal Power. Thus, the Company indirectly holds 40% interest in Ruyi Coal Power, Jiaxiang Power, Qufu Co-generation and Jining Co-generation; In according to the voting in concert agreement entered into among the Shandong Power and other equity holders of Laiwu Power, Ruyi Coal Power, Rongcheng New Energy, Liaocheng Co-generation, the other equity holders agreed to vote the same in respect of significant financial and operating decisions made by the Shandong Power. As a result, the Company has control over these companies.
[5]	These companies were newly established in 2017.
[6]	According to the voting in concert agreement entered into between the Company and one shareholder with 21% equity interests in Jinling CCGT, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Company under the circumstances that its legitimate entitlements are guaranteed. As a result, the Company has control over Jinling CCGT.
[7]	In 2016, the Company accounted for the investment in Shanxi Xiaoyi Energy as a joint venture. On 15 February 2017, the Company entered into an agreement with other shareholder with 49% equity interests in Shanxi Xiaoyi Energy who agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Shanxi Xiaoyi Energy since February 2017.